SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Summary of Primary Liabilities Associated With Customer Contracts
The following table summarizes the activities related to contract and contract-related liabilities:

	Outstanding gaming chips		Loyalty program liabilities		Advance customer deposits and ticket sales
	2022	2021	2022	2021	2022	2021
Balance at January 1	$72,147	$205,780	$24,350	$29,175	$309,718	$277,867
Balance at December 31	37,354	72,147	15,568	24,350	278,591	309,718

(Decrease) increase	$(34,793)	$(133,633)	$(8,782)	$(4,825)	$(31,127)	$31,851

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Loss
Diluted net loss attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net loss attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.
The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net loss attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2022	2021	2020
Weighted average number of ordinary shares outstanding used in the calculation of basic net loss attributable to Melco Resorts & Entertainment Limited per share	1,391,154,836	1,434,087,641	1,432,052,735

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	—	—	—

Weighted average number of ordinary shares outstanding used in the calculation of diluted net loss attributable to Melco Resorts & Entertainment Limited per share	1,391,154,836	1,434,087,641	1,432,052,735

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net loss attributable to Melco Resorts & Entertainment Limited per share	44,366,752	46,532,956	40,618,693